UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22094

Morgan Stanley Global Long/Short Fund A

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Morgan Stanley Global Long/Short Fund A

Schedule of Investments (Unaudited)

September 30, 2011

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds

Equity Long/Short - High Hedge
HealthCor Offshore, Ltd.	9/1/2010	$11,200,000	$10,606,135	4.51%
Horizon Portfolio I Limited	1/1/2008	8,891,893	10,054,359	4.28
Prism Partners IV Leveraged Offshore Fund	3/1/2008	9,988,455	11,042,641	4.70

Total Equity Long/Short - High Hedge		30,080,348	31,703,135	13.49

Equity Long/Short - Opportunistic
Adelphi Europe Fund (The)	1/1/2008	9,226,564	9,758,207	4.15
Amiya Global Emerging Opportunities Fund Limited	1/1/2008	11,155,019	14,478,656	6.16
Artha Emerging Markets Fund, Ltd.	3/1/2010	11,250,000	10,941,618	4.65
Asian Century Quest Offshore Fund Ltd.	6/1/2009	9,250,000	9,802,099	4.17
Broadway Gate Offshore Fund, Ltd.	5/1/2009	13,550,000	14,901,384	6.34
Cobalt Offshore Fund Limited	2/1/2011	6,000,000	5,636,572	2.40
Conatus Capital Overseas Ltd.	8/1/2009	8,946,890	9,029,246	3.84
Doonbeg Fund, Ltd.	8/1/2011	6,000,000	5,584,817	2.38
East Side Capital Offshore, Ltd.	1/1/2008	10,689,717	11,066,642	4.71
Highbridge Long/Short Equity Fund, Ltd.	1/1/2008	9,912,982	9,428,283	4.01
JHL Capital Group Fund Ltd.	6/1/2011	11,000,000	8,815,961	3.75
Karsch Capital II, Ltd.	5/1/2010	9,222,072	9,294,167	3.95
Lansdowne Global Financials Fund Limited	1/1/2008	7,203,794	7,095,374	3.02
Lansdowne UK Equity Fund Limited	11/1/2008	4,841,786	4,342,967	1.85
MSG Overseas Fund, Ltd.	7/1/2011	12,500,000	11,595,926	4.93
Pelham Long/Short Fund Ltd	11/1/2009	11,119,263	11,561,061	4.92
S.A.C. Capital International, Ltd.	9/1/2010	12,500,000	14,276,286	6.07
Samlyn Offshore, Ltd.	7/1/2009	3,685,423	3,690,813	1.57
Seligman Tech Spectrum Fund	1/1/2008	7,888,629	8,720,303	3.71
TAL China Focus Fund (formerly, Trivest China Focus Fund)	9/1/2010	8,000,000	8,420,006	3.58
Visium Balanced Offshore Fund, Ltd.	11/1/2010	9,000,000	9,531,979	4.06

Total Equity Long/Short - Opportunistic		192,942,139	197,972,367	84.22

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Morgan Stanley Global Long/Short Fund A
Schedule of Investments (Unaudited) (continued)
September 30, 2011

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Statistical Arbitrage
Galisteo Capital Qualified Partners, Ltd.	9/1/2011	$2,500,000	$2,499,054	1.06%

Total Statistical Arbitrage		2,500,000	2,499,054	1.06

Total Investments in Investment Funds		225,522,487	232,174,556	98.77

Short-Term Investments
State Street Institutional Liquid Reserve Fund - Institutional Class 0.09%		1,436,784	1,436,784	0.61

Total Short-Term Investments		1,436,784	1,436,784	0. 61

Total Investments in Investment Funds and Short-Term Investments		$226,959,271	233,611,340	99.38

Other Assets, less Liabilities			1,450,237	0.62

Total Net Assets			$235,061,577	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Morgan Stanley Global Long/Short Fund A
Schedule of Investments (Unaudited) (continued)
September 30, 2011

Strategy Allocation	Percent of Net Assets
Equity Long/Short - Opportunistic	84.22%
Equity Long/Short - High Hedge	13.49
Statistical Arbitrage	1.06
Short-Term Investments	0.61

Total Investments in Investment Funds and Short-Term Investments	99.38%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Directors (the “Board”) of Morgan Stanley Global Long/Short Fund A (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. The Adviser values the Fund’s investments based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Short-term investments are invested in a money market fund. Investments in money market funds are valued at net asset value.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, short-term investments that are valued at amortized cost)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2 or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2011 to September 30, 2011, the Fund did not have any transfers between Levels 1 and 2.

The following is a summary of the inputs used for investment tranches as of September 30, 2011 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Equity Long/Short - High Hedge	$—	$21,097,000	$10,606,135	$31,703,135
Equity Long/Short - Opportunistic	—	158,923,938	39,048,429	197,972,367
Statistical Arbitrage	—	2,499,054	—	2,499,054

Total Investment Funds	$—	$182,519,992	$49,654,564	$232,174,556

Short-Term Investments	$—	$1,436,784	$—	$1,436,784

The following is a reconciliation of investment tranches for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Investment Funds
	Equity Long/Short - High Hedge	Equity Long/Short - Opportunistic	Total Investment Funds
Balance as of December 31, 2010	$7,032,703	$38,696,723	$45,729,426
Transfers into Level 3	—	—	—
Transfers out of Level 3*	—	(17,036,102)	(17,036,102)
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation	(626,568)	(1,612,192)	(2,238,760)
Purchases	4,200,000	19,000,000	23,200,000
Distributions/sales	—	—	—

Balance as of September 30, 2011	$10,606,135	$39,048,429	$49,654,564

Net change in unrealized appreciation/depreciation on Level 3 investment tranches still held as of September 30, 2011	$(626,568)	$(1,370,314)	$(1,996,882)

*	Transfers out of Level 3 of $9,078,866 are due to changes in the Fund’s ability to fully redeem investment tranches, based on changes to the available redemption date for each applicable investment tranche. Transfers out of Level 3 of $7,957,236 are due to transfers of Investment Fund interests into other Investment Fund interests managed by the same Investment Fund manager.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Global Long/Short Fund A

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	November 28, 2011

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	November 28, 2011

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	November 28, 2011